Advance to suppliers (Tables)	6 Months Ended
Mar. 31, 2018
Advance To Suppliers [Abstract]
Schedule of advance to suppliers
	March 31, 2018	September 30, 2017
Beginning balance	$4,112,915	$3,716,616
Increased during the period/year	14,727,258	31,168,473
Less: utilized during the period/year	(14,619,151)	(30,780,733)
Exchange rate difference	245,046	8,559
Ending balance	$4,466,068	$4,112,915